Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2022
Cash and cash equivalents [abstract]
Disclosure of Detailed Information About Cash and Cash Equivalents

Cash at the end of the financial year as shown in the statements of cash flows is reconciled to items in the Consolidated Statement of Financial Position as follows:

	2022 A$	2021 A$
Current
Cash at bank and on hand	33,564,857	28,499,449
	33,564,857	28,499,449